Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Receivables and Other Current Assets [Abstract]
Summary of Receivables and Other Current Assets
18.

RECEIVABLES AND OTHER CURRENT ASSETS
As at December 31 December 31
millions of dollars

2023 2022
Customer accounts receivable – billed $

805 $

1,096
Capitalized transportation capacity
(1)

358

781
Customer accounts receivable – unbilled

363

424
Prepaid expenses

105

82
Income tax receivable

10

9
Allowance for credit losses (15) (17)
NMGC gas hedge settlement receivable

(2)

-

162
Other

191

360
Total receivables and other current assets $

1,817 $

2,897
(1) Capitalized transportation capacity represents the value of transportation/storage received by EES on asset management agreements at the inception of the contracts. The asset is amortized over the term of each contract.
(2) Offsetting amount is included in regulatory liabilities for NMGC as gas hedges are part of the PGAC. For more information,

refer
to note 6.